Total
Class A Prospectus | GENERAL MONEY MARKET FUND, INC. | General Money Market Fund, Inc.
General Money Market Fund, Inc.

November 18, 2020

GENERAL MONEY MARKET FUNDS
General Money Market Fund, Inc.
General Municipal Money Market Fund
General New York AMT-Free Municipal Money Market Fund
Class A

Supplement to Summary Prospectus and Prospectus

Effective on or about February 1, 2021 (the "Effective Date"): (i) shares of General Money Market Fund, Inc. will be reclassified as a series named "Dreyfus Money Market Fund"; (ii) General Municipal Money Market Fund will be renamed "Dreyfus National Municipal Money Market Fund"; (iii) General New York AMT-Free Municipal Money Market Fund will be re-named "General New York Municipal Money Market Fund" and its shares reclassified as a series named "Dreyfus New York Municipal Money Market Fund"; and (iv) Class A shares of each fund will be renamed "Wealth" shares.

In addition, as of the Effective Date, each fund's management fee payable to BNY Mellon Investment Adviser, Inc., the fund's investment adviser, will be reduced from an annual rate of 0.50% to an annual rate of 0.20% of the value of the fund's average daily net assets.

*******

As of the Effective Date, the annual rate of the fee payable under General Money Market Fund's shareholder services plan, pursuant to which the fund pays BNY Mellon Securities Corporation, the fund's distributor, for the provision of certain services, including thoserelated to the maintenance of shareholder accounts, will be increased from an annual rate of 0.20% to an annual rate of 0.25% of the average daily net assets attributable to Wealth shares. As of the Effective Date, General Money Market Fund's shareholder services plan, pursuant to which the fund reimburses the fund's distributor with respect to the provision of such services at an annual rate of up to 0.05% of the average daily net assets attributable to Class A shares, will be terminated.

*******

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the sections "Fees and Expenses" in the indicated fund's summary prospectus and "Fund Summary Fees and Expenses" in the indicated fund's prospectus:

Dreyfus Money Market Fund (formerly, General Money Market Fund)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class A Prospectus General Money Market Fund, Inc. GENERAL MONEY MARKET FUND, INC. Class A
Management fees	0.20%
Shareholder services fees	0.25%
Miscellaneous other expenses	0.12%
Total other expenses	0.37%
Total annual fund operating expenses	0.57%	[1]
[1]	Restated to reflect current management fees and shareholder services fees.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Class A Prospectus | General Money Market Fund, Inc. | GENERAL MONEY MARKET FUND, INC. | Class A | USD ($)	58	183	318	714

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Class A Prospectus | General Money Market Fund, Inc. | GENERAL MONEY MARKET FUND, INC. | Class A | USD ($)	58	183	318	714